Segments	12 Months Ended
Dec. 31, 2023
Segments [Abstract]
SEGMENTS

NOTE 19 – SEGMENTS:

The Group identified seven operating segments as follows: corporate, e-commerce, online advertising & internet traffic routing, online event management, medical, real-estate and electronics.

The Company concluded that the medical, real-estate and electronics segments are not “reportable segments” as defined in IFRS 8, Operating Segments. As such, these segments were combined and disclosed under “Others”.

The CODM measures and evaluates the operating performance of the Group’s segments based on operating loss (income), assets and liabilities.

The table set forth other information of the Group:

	December 31, 2023
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

Total segments’ assets	10,708	13,122	35,178	1,874	(*) 3,444	(430)	63,896

Total segments’ liabilities	(867)	(4,483)	(25,723)	(2,015)	(605)	2,232	(31,461)

(*)

Includes investments accounted for using the equity method of USD 498 thousand and USD 370 thousand in relation to Polyrizon and Zig Miami 54, respectively. In addition, includes loan to Zig Miami 54 in an amount of USD 1,545 thousand.

	December 31, 2022
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

Total segments’ assets	19,478	15,667	50,999	3,208	(*) 11,368	(3,069)	97,651

Total segments’ liabilities	(1,198)	(5,025)	(33,203)	(3,244)	(952)	660	(42,962)

(*)	Includes investments accounted for using the equity method of USD 9,375 thousand and USD 976 thousand in relation to Odysight.ai and Parazero, respectively.

The table set forth the operating results of the Group:

	Year ended December 31, 2023
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

External revenues	-	10,008	79,613	2,103	-	-	91,724

Segment results – operating loss	(4,295)	(5,614)	(3,548)	(651)	(*) (3,446)	(5,767)	(23,321)

Non-operating income (loss)	446	2,739	-	-	-	(138)	3,047

Finance income (loss)	83	(110)	(1,605)	(82)	(25)	207	(1,532)

Loss before taxes on income	(3,766)	(2,985)	(5,153)	(733)	(3,471)	(5,698)	(21,806)

Tax benefit (expense) on income	3	(7)	66	12	-	-	74

Segment results – net loss	(3,763)	(2,992)	(5,087)	(721)	(3,471)	(5,698)	(21,732)

(*)

Includes equity losses of USD 209 thousand in relation to Polyrizon, of USD 85 thousand in relation to Zig Miami 54, of USD 543 thousand in relation to Parazero, of USD 1,176 thousand in relation to Laminera and USD 660 thousand in relation to Odysight.ai.

The table set forth the operating results of the Group:

	Year ended December 31, 2022
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

External revenues	-	5,859	83,534	2,465	-	-	91,858

Segment results – operating income (loss)	(2,985)	(4,510)	(*) 2,341	(748)	(**) (2,829)	(5,053)	(13,784)

Non-operating income (loss)	(167)	3,619	(731)	(30)	137	3,168	5,996

Finance income (loss)	(224)	(520)	(1,100)	(539)	(8)	82	(2,309)

Profit (Loss) before taxes on income	(3,376)	(1,411)	510	(1,317)	(2,700)	(1,803)	(10,097)

Tax benefit (expense) on income	(5)	5	(310)	-	10	189	(111)

Segment results – profit (loss)	(3,381)	(1,406)	200	(1,317)	(2,690)	(1,614)	(10,208)

(*)	Includes equity loss of USD 215 thousand in relation to Gix Internet for the two months period until February 28, 2022.

**	Includes equity losses of USD 1,360 thousand in relation to Odysight.ai and of USD 615 thousand in relation to Parazero.